Consolidated Statements of Comprehensive Income (Parenthetical) - CAD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement of comprehensive income [abstract]
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	$ 0	$ 0